Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Talent Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation	Compensation	Summary Compensation	Compensation	Average Summary Compensation Table Total for	Average Compensation Actually Paid Table Total for	Value of Initial $100 Investment Based on(5)		GAAP Net	Non-GAAP Operating Income
Year	Table Total for PEO Patrick C.S. Lo ($)(1)	Actually Paid to PEO Patrick C.S. Lo ($)(1) (3) (4)	Table Total for PEO Charles (CJ) Prober ($)(1)	Actually Paid to PEO Charles (CJ) Prober ($)(1) (3) (4)	Non-PEO NEOs ($)(1) (2) (3) (4)	Non-PEO NEOs ($)(1) (2) (3) (4)	Company TSR	Peer Group TSR	Income (Loss) (Millions)	(Loss) (Millions)(6)

2025	$—	$—	$10,555,676	$5,998,487	$3,587,789	$2,527,902	$60	$258	$(18)	$6

2024	$2,464,183	$9,458	$17,753,288	$33,050,607	$2,567,933	$3,434,542	$69	$201	$12	$(50)

2023	$1,913,615	$876,698	$—	$—	$1,135,769	$808,716	$36	$147	$(105)	$(10)

2022	$3,301,355	$(73,726)	$—	$—	$1,297,048	$500,475	$45	$89	$(69)	$(16)

2021	$5,221,876	$(1,380,992)	$—	$—	$1,777,660	$629,637	$72	$138	$49	$95

1.
Charles (CJ) Prober was our PEO in 2025. The individuals comprising the Non-PEO NEOs for the year are Bryan D. Murray, Pramod Badjate, Jonathan Oakes and Graeme McLindin.
2.
Charles (CJ) Prober and Patrick C.S. Lo were our PEOs in 2024. Patrick C.S. Lo was our PEO in 2023, 2022, and 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024	2023	2022	2021
Bryan D. Murray	Bryan D. Murray	Bryan D. Murray	Bryan D. Murray
Pramod Badjate	David J. Henry	Michael F. Falcon	David J. Henry
Michael F. Falcon	Vikram Mehta	David J. Henry	Andrew W. Kim
David J. Henry	Michael A. Werdann	Michael A. Werdann	Michael A. Werdann
Michael A. Werdann

3.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
4.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year 2025	Summary Compensation Table Total	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid

PEO Charles (CJ) Prober	$10,555,676	$8,603,205	$4,046,016	$5,998,487

Non-PEO NEOs	$3,587,789	$2,786,403	$1,726,516	$2,527,902

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year 2025	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year	Total - Inclusion of Equity Values

PEO Charles (CJ) Prober	$6,356,267	$(2,311,770)	$1,520	$—	$—	$4,046,016

Non-PEO NEOs	$2,064,838	$(248,287)	$(90,035)	$—	$—	$1,726,516

5.
The Peer Group TSR set forth in this table utilizes the NASDAQ Computer Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
6.
We determined non-GAAP operating income, as calculated under our annual incentive plan, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025 because this is the primary financial performance metric in our 2025 executive bonus plan. Non-GAAP operating income (loss) is equal to our GAAP operating income after excluding amortization of intangibles, stock-based compensation expense, acquisition related expense, restructuring and other charges, and litigation reserves, net, as presented in the Company’s press release reporting the financial results for fiscal 2025. Refer to the reconciliation of these non-GAAP financial measures to the comparable GAAP financial measure in Appendix A of this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAPOperatingIncome
Named Executive Officers, Footnote
1.
Charles (CJ) Prober was our PEO in 2025. The individuals comprising the Non-PEO NEOs for the year are Bryan D. Murray, Pramod Badjate, Jonathan Oakes and Graeme McLindin.
2.
Charles (CJ) Prober and Patrick C.S. Lo were our PEOs in 2024. Patrick C.S. Lo was our PEO in 2023, 2022, and 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2024	2023	2022	2021
Bryan D. Murray	Bryan D. Murray	Bryan D. Murray	Bryan D. Murray
Pramod Badjate	David J. Henry	Michael F. Falcon	David J. Henry
Michael F. Falcon	Vikram Mehta	David J. Henry	Andrew W. Kim
David J. Henry	Michael A. Werdann	Michael A. Werdann	Michael A. Werdann
Michael A. Werdann

Peer Group Issuers, Footnote
5.
The Peer Group TSR set forth in this table utilizes the NASDAQ Computer Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,587,789
PEO Actually Paid Compensation Amount	$ 2,527,902
Adjustment To PEO Compensation, Footnote
4.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year 2025	Summary Compensation Table Total	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid

PEO Charles (CJ) Prober	$10,555,676	$8,603,205	$4,046,016	$5,998,487

Non-PEO NEOs	$3,587,789	$2,786,403	$1,726,516	$2,527,902

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year 2025	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year	Total - Inclusion of Equity Values

PEO Charles (CJ) Prober	$6,356,267	$(2,311,770)	$1,520	$—	$—	$4,046,016

Non-PEO NEOs	$2,064,838	$(248,287)	$(90,035)	$—	$—	$1,726,516

Non-PEO NEO Average Total Compensation Amount	$ 3,587,789	$ 2,567,933	$ 1,135,769	$ 1,297,048	$ 1,777,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,527,902	3,434,542	808,716	500,475	629,637
Adjustment to Non-PEO NEO Compensation Footnote
4.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year 2025	Summary Compensation Table Total	Exclusion of Stock Awards	Inclusion of Equity Values	Compensation Actually Paid

PEO Charles (CJ) Prober	$10,555,676	$8,603,205	$4,046,016	$5,998,487

Non-PEO NEOs	$3,587,789	$2,786,403	$1,726,516	$2,527,902

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year 2025	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value of Last Day of Prior Year of Equity Awards Forfeited During Year	Total - Inclusion of Equity Values

PEO Charles (CJ) Prober	$6,356,267	$(2,311,770)	$1,520	$—	$—	$4,046,016

Non-PEO NEOs	$2,064,838	$(248,287)	$(90,035)	$—	$—	$1,726,516

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s TSR, and the Peer Group’s TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our GAAP net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our non-GAAP operating income during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, the Company’s TSR, and the Peer Group’s TSR over the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Most Important Financial Measures
Non-GAAP operating income
Net revenue
Profit contribution

Total Shareholder Return Amount	$ 60	69	36	45	72
Peer Group Total Shareholder Return Amount	258	201	147	89	138
Net Income (Loss)	$ (18,000,000)	$ 12,000,000	$ (105,000,000)	$ (69,000,000)	$ 49,000,000
Company Selected Measure Amount	6,000,000	(50,000,000)	(10,000,000)	(16,000,000)	95,000,000
PEO Name	Charles (CJ) Prober
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Non-GAAP Measure Description
6.
We determined non-GAAP operating income, as calculated under our annual incentive plan, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025 because this is the primary financial performance metric in our 2025 executive bonus plan. Non-GAAP operating income (loss) is equal to our GAAP operating income after excluding amortization of intangibles, stock-based compensation expense, acquisition related expense, restructuring and other charges, and litigation reserves, net, as presented in the Company’s press release reporting the financial results for fiscal 2025. Refer to the reconciliation of these non-GAAP financial measures to the comparable GAAP financial measure in Appendix A of this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Profit contribution
Charles (CJ) Prober
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,555,676	$ 17,753,288	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	5,998,487	33,050,607	0	0	0
Patrick C.S. Lo
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	2,464,183	1,913,615	3,301,355	5,221,876
PEO Actually Paid Compensation Amount	0	$ 9,458	$ 876,698	$ (73,726)	$ (1,380,992)
PEO | Charles (CJ) Prober | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,603,205)
PEO | Charles (CJ) Prober | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,046,016
PEO | Charles (CJ) Prober | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,356,267
PEO | Charles (CJ) Prober | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,311,770)
PEO | Charles (CJ) Prober | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Charles (CJ) Prober | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,520
PEO | Charles (CJ) Prober | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,786,403)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,726,516
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,064,838
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,287)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,035)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0